SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
ESG [Member]
Schedule of exchange rates

	June 30, 2023	December 31, 2022	June 30, 2022
Period-end date USD:RMB exchange rate	7.2537	6.8979	6.6995
Average USD for the reporting period: RMB exchange rate	6.9278	6.7366	6.4784

December 31,	2022	2021
Period-end date USD: RMB exchange rate	6.8979	6.3559
Average USD for the reporting period: RMB exchange rate	6.7366	6.4529